Statement of Comprehensive Income (Loss) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 205,835	$ 221,091	$ 268,389
Energy purchases	(143,228)	(135,966)	(170,264)
Subtotal	62,607	85,125	98,125
Transmission and distribution expenses	(54,917)	(56,708)	(58,387)
Gross margin	7,690	28,417	39,738
Selling expenses	(23,669)	(22,391)	(31,872)
Administrative expenses	(18,052)	(14,505)	(15,730)
Other operating income	10,408	9,431	7,081
Other operating expense	(7,620)	(9,519)	(6,621)
Impairment of property, plant and equipment			(51,129)
Income from interest in joint ventures	(6)	4
Operating result	(31,249)	(8,563)	(58,533)
Agreement on the Regularization of Obligations	18,136
Financial income	65	127	162
Financial costs	(87,773)	(52,517)	(27,263)
Other financial results	(1,430)	3,391	(5,555)
Net financial costs	(89,138)	(48,999)	(32,656)
Monetary gain (RECPAM)	99,617	46,440	28,700
Loss before taxes	(2,634)	(11,122)	(62,489)
Income tax	(14,834)	(30,455)	10,472
Loss for the year	(17,468)	(41,577)	(52,017)
Other comprehensive income
Results related to benefit plans	(654)	390	319
Tax effect of actuarial profit (loss) on benefit plans	229	(137)	(95)
Total other comprehensive results	(425)	253	224
Comprehensive loss for the year attributable to:
Owners of the parent	(17,893)	(41,324)	(51,793)
Comprehensive loss for the year	$ (17,893)	$ (41,324)	$ (51,793)
Basic and diluted loss per share:
Loss per share (argentine pesos per share)	$ (19.96)	$ (47.52)	$ (59.45)